Share-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended				12 Months Ended			0 Months Ended
	Apr. 02, 2014	Nov. 12, 2012	May 20, 2011	Nov. 19, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 05, 2006	Oct. 05, 2008 Installment	Jun. 02, 2009 Installment	May 16, 2011	Nov. 19, 2011	Sep. 30, 2011 Installment	Jan. 08, 2013 Installment	Jan. 18, 2012	Jan. 31, 2013	Feb. 17, 2012	Dec. 31, 2005	Sep. 13, 2007	May 01, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					4,539,838	5,144,133	4,186,399
Reduction in per share exercise price of all Adjusted Options	$ 0.50	$ 2.30	$ 0.56	$ 2.00
Special cash dividend declared, per share amount	$ 0.50	$ 2.30	$ 0.56	$ 2.00
Dividends record date	Apr. 14, 2014	Nov. 26, 2012	Jun. 20, 2011	Dec. 23, 2010
Per share exercise price of all Adjusted Options after reduction	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Incremental cost arising from the adjustment of per share exercise price					$ 0		$ 0
Number of options granted						1,200,000
Fair value of option at grant date						$ 1.14
Aggregate intrinsic value of options outstanding					6,956,000
Aggregate intrinsic value of options vested					6,258,000
Aggregate intrinsic value of options exercisable					6,258,000
Total intrinsic value of options exercised					1,027,000	27,000	199,000
Share based compensation expense					1,699,000	2,271,000	2,614,000
Unrecognized compensation expense related to unvested share options					66,000
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods					8 months 19 days
Fair value of options vested					2,452,000	3,138,000	3,437,000
2005 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																		4,444,440
Scheme I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					0
Scheme II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					0
Scheme III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					211
Option expiration date								Dec. 04, 2016
Number of options granted								620,212
Fair value of option at grant date								$ 1.67
Aggregate intrinsic value of options outstanding					3.05
Scheme III | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share								$ 4.172
Scheme III | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share								$ 0.01
Scheme III | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted								352,000
Scheme III | Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted								268,212
Percentage of options to be vested on first anniversary of grant date								25.00%
Percentage of options to be vested on installment basis								75.00%
Option vesting on installment basis, number of installments								36
Scheme IV
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					0
2008 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																			1,200,000
Scheme V
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					251,856
Option expiration date									Oct. 04, 2018
Number of options granted									406,776
Percentage of options to be vested on first anniversary of grant date									25.00%
Percentage of options to be vested on installment basis									75.00%
Option vesting on installment basis, number of installments									36
Fair value of option at grant date									$ 4.24
Aggregate intrinsic value of options outstanding					0.53
Scheme V | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share									$ 7.89
Scheme V | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share									$ 2.53
Scheme VI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					292,097
Option expiration date										Jun. 01, 2019
Number of options granted										357,548
Percentage of options to be vested on first anniversary of grant date										25.00%
Percentage of options to be vested on installment basis										75.00%
Option vesting on installment basis, number of installments										36
Fair value of option at grant date										$ 3.83
Scheme VI | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share										$ 9.09
Scheme VI | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share										$ 3.73
Scheme VII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					0
Scheme VIII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					0
2010 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant				3,600,000
Scheme IX
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					1,000,000
Option expiration date				Nov. 19, 2020
Number of options granted				1,000,000
Percentage of options to be vested on first anniversary of grant date				25.00%
Percentage of options to be vested on installment basis				75.00%
Option vesting on installment basis, number of installments				36
Fair value of option at grant date				$ 3.16
Aggregate intrinsic value of options outstanding					1.52
Scheme IX | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share				$ 6.90
Scheme IX | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share				$ 1.54
Scheme X
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					1,447,526
Option expiration date											May 15, 2021
Number of options granted											1,600,000
Aggregate intrinsic value of options outstanding					1.52
Scheme X | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share											4.90
Scheme X | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share											1.54
Scheme X | Type I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted											1,457,000
Percentage of options to be vested on installment basis											75.00%
Option vesting on installment basis, number of installments											36
Percentage of options to be vested on specific date												25.00%
Scheme X | Type II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted											143,000
Scheme X | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date											3.11
Scheme X | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date											3.42
Scheme XI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					576,605
Option expiration date													Sep. 29, 2021
Number of options granted													700,000
Percentage of options to be vested on installment basis													75.00%
Option vesting on installment basis, number of installments													36
Percentage of options to be vested on specific date												25.00%
Aggregate intrinsic value of options outstanding					1.52
Scheme XI | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share													4.34
Scheme XI | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share													1.54
Scheme XI | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date													1.57
Scheme XI | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date													1.65
Scheme XII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					99,604
Option expiration date												Nov. 18, 2021
Number of options granted												300,000
Percentage of options to be vested on installment basis												75.00%
Option vesting on installment basis, number of installments												36
Percentage of options to be vested of grant date												25.00%
Aggregate intrinsic value of options outstanding					1.52
Scheme XII | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share												4.34
Scheme XII | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share												1.54
Scheme XII | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date												1.54
Scheme XII | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date												1.62
Scheme XIII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					871,939
Option expiration date														Jan. 07, 2023
Number of options granted														1,200,000
Percentage of options to be vested on installment basis														75.00%
Option vesting on installment basis, number of installments														36
Percentage of options to be vested of grant date														25.00%
Aggregate intrinsic value of options outstanding					2.38
Scheme XIII | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share														1.18
Scheme XIII | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share														0.68
Scheme XIII | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date														1.09
Scheme XIII | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date														1.23
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																				1,200,000
CDTV Holding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense					736,000	2,191,000	2,503,000
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					646,000	729,000	478,000
Number of options granted						613,000
Share based compensation expense					23,000	49,000	52,000
Unrecognized compensation expense related to unvested share options					17,000
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods					10 months 10 days
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Options granted under 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share															$ 0.17
Option expiration date															Jan. 17, 2022
Number of options granted															551,000
Fair value of option at grant date															$ 0.23
Share option plan expiration term															10 years
Vesting period of options after the grant date															48 months
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Options granted under 2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share																$ 0.16
Option expiration date																Jan. 30, 2023
Number of options granted																613,000
Fair value of option at grant date																$ 0.16
Share option plan expiration term																10 years
Vesting period of options after the grant date																48 months
Beijing Joysee Technology Co., Ltd ("Joysee")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					19,000	433,000	468,000
Option exercise price per share																	$ 0.17
Option expiration date																	Feb. 16, 2022
Number of options granted																	520,000
Fair value of option at grant date																	$ 0.31
Share based compensation expense						31,000	59,000
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods					7 months 17 days
Share option plan expiration term																	10 years
Vesting period of options after the grant date																	4 years
Reversed share based compensation expense					23,000
Beijing Joysee Technology Co., Ltd ("Joysee") | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested share options					$ 1,000